Entity Information	6 Months Ended
Jun. 30, 2025
Entity Information [Abstract]
ENTITY INFORMATION

NOTE 1 – ENTITY INFORMATION

Turbo Energy, S.A. (the “Company) was incorporated under the name of Distritech Solutions S.L. on September 18, 2013 under the laws of the Kingdom of Spain. The Company then changed its name to Solar Rocket S.L. on October 7, 2013. On April 8, 2021, Solar Rocket S.L. merged with a Spanish corporation Turbo Energy S.L.U. Turbo Energy S.L.U then became a wholly owned subsidiary of Solar Rocket S.L. This merger was approved by the Board of Directors of both companies. Following the merger, the Company changed its name to Turbo Energy S.L. on April 8, 2021. On February 8, 2023, we transformed the Company from a Spanish unipersonal limited company to a Spanish limited stock company. As such, our Company’s name was changed to Turbo Energy, S.A.

The corporate purpose of the Company, in accordance with its bylaws, consists of the acquisition, distribution and sale of electrical and electronic material for the development of renewable energy projects, such as solar panels, inverters, chargers, regulators, batteries and structures, among others. We design, develop and distribute equipment for the generation, management and storage of photovoltaic energy. Our energy storage products are managed from the cloud and through the inverter of the installation by an advanced software system which is optimized by artificial intelligence (“AI”). The key advantage is that our products, when compared to conventional battery storage systems, reduce electricity costs and protect the installation from power outages. Historically, we have primarily sold inverters, batteries and photovoltaic modules to installers and other distributors for residential consumers located in Spain; however, since 2022, we have shifted our focus on developing and commercializing all-in-one, AI-optimized solar energy storage systems under the brand name SUNBOX with applications in the global residential (SUNBOX Home and SUNBOX Home Lite), commercial and industrial (SUNBOX Industry) and utility-scale (SUNBOX Utility) markets.

The Company is part of the Umbrella Global Energy, S.A., whose main shareholder is Crocodile Investment, S.L.U, (hereinafter, the ultimate partner), with registered office in Valencia. The majority shareholder of the Turbo Energy, S.A is Umbrella Global Energy, S.A. (hereinafter, the “majority shareholder”), which is part of the Umbrella Global Energy Group.

On November 8, 2022, Turbo Energy S.A. with the purpose to develop a new business in the field of self-consumption of electricity, acquired 100% of the ordinary shares for a total amount of €2,250 of IM2 Energía Solar Proyecto 35 S.L.U., a company under common control by our CEO and established under the laws of the Kingdom of Spain on August 1, 2019. Following the transaction, IM2 Energía Solar Proyecto 35 S.L.U. became our wholly owned subsidiary. On November 29, 2022, we changed its name to Turbo Energy Solutions S.L.U. Since its incorporation, Turbo Energy Solutions S.L.U. has had a very insignificant activity.

On September 21, 2023, Turbo Energy, S.A. entered into an Underwriting Agreement with Titan Partners Group, a division of American Capital Partners, LLC, and Boustead Securities, LLC as the representative (“Representative”) of the underwriters named on Schedule 1 thereto, relating to the Company’s firm commitment underwritten initial public offering (the “Offering”) of ADSs, each representing five ordinary shares of the Company, par value five cents of euro per share, of the Company (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company agreed to sell 1,000,000 ADSs to the underwriters at a public offering price of $5.00 per ADS (the “Offering Price”), before underwriting discounts and commissions, and granted the Representative a 45-day over-allotment option to purchase up to an additional 150,000 ADSs, equivalent to 15% of the ADSs sold in the Offering, at the Offering Price per ADS, pursuant to the Company’s registration statement on Form F-1, as amended (File No. 333-273198), that was filed with the SEC and became effective on September 21, 2023, under the Securities Act of 1933, as amended (the “Securities Act”). The Offering was closed on September 26, 2023.

On September 6, 2024 Turbo Energy established a 50%-owned subsidiary in Chile for the development of storage solutions and Energy as a services (“EaaS”) model products and services. Since its incorporation, this subsidiary has had very insignificant activity.

Merger by absorption process

On April 8, 2021, the merger of Solar Rocket, S.L. (“Absorbing Company”) and Turbo Energy, S.L.U. (“Absorbed Company”) was formalized in a public deed, being registered in the Mercantile Registry of Valencia on August 9, 2021. The merger process, approved by the respective shareholders’ meetings on June 30, 2020, consisted of the extinction without liquidation of the Absorbed Company, transferring its assets and liabilities en bloc to the Absorbing Company, which acquired, by universal succession, the rights and obligations of the Absorbed Company. The Company recorded the assets and liabilities contributed by the Absorbed company at the values established in the accounting regulations in force at that time. The consolidated financial statements for the year 2021 include the information required by the regulations in relation to the aforementioned merger process.

On the same date of the merger described above, the Absorbing Company changed its corporate name to Turbo Energy, S.L.U., as described above.